Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended	12 Months Ended	60 Months Ended		77 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jul. 26, 2018
C000230760 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Abraham Fortress Fund (Class I/FORTX)
Account Value	$ 15,135	$ 15,135	$ 15,135		$ 15,135		$ 15,075	$ 13,455	$ 12,678	$ 12,751	$ 11,177	$ 9,941	$ 10,000
Average Annual Return, Percent	0.40%	10.83%	7.37%	[1]	6.65%	[1]
C000230762 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Abraham Fortress Fund (Class K/FORKX)
Account Value	$ 38,093	$ 38,093	$ 38,093		$ 38,093		37,913	33,818	31,807	31,981	28,003	24,877	25,000
Average Annual Return, Percent	0.48%	10.90%	7.48%		6.77%	[2]
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,885	$ 10,885	$ 10,885		$ 10,885		10,674	10,401	10,499	11,704	11,743	10,799	10,000
Average Annual Return, Percent	1.98%	1.25%	(0.33%)	[1]	1.33%	[1],[2]
Seventy 30 Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	70/30 Blended Index
Account Value	$ 15,711	$ 15,711	$ 15,711		$ 15,711		15,037	13,168	11,842	13,768	10,902	10,426	10,000
Average Annual Return, Percent	4.48%	12.43%	7.09%	[1]	7.28%	[1],[2]
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 17,992	$ 17,992	$ 17,992		$ 17,992		$ 17,044	$ 14,278	$ 12,253	$ 14,543	$ 10,443	$ 10,227	$ 10,000
Average Annual Return, Percent	5.56%	17.49%	10.06%	[1]	9.56%	[1],[2]

[1]	Class I shares commenced operations on July 26, 2018 and the performance figures include the performance of the Abraham Fortress Fund, LP (the CFTC regulated Predecessor Fund), prior to October 13, 2021.
[2]	Class K shares commenced operations on July 26, 2018 and the performance figures include the performance of the Abraham Fortress Fund, LP (the CFTC regulated Predecessor Fund), prior to October 13, 2021.